UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05652

Dreyfus Municipal Income, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	12/31/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
December 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 155.4%
Alabama - 3.4%
Jefferson County,
Sewer Revenue Bonds Warrants	0/7.75	10/1/2046	4,000,000	[a]	3,487,000
Lower Alabama Gas District,
Gas Project Revenue Bonds	5.00	9/1/2046	2,500,000		2,856,500
					6,343,500
Arizona - 2.2%
La Paz County Industrial Development
Authority,
Education Facility LR (Charter
Schools Solutions-Harmony Public
Schools Project)	5.00	2/15/2046	1,500,000	[b]	1,565,595
Salt Verde Financial Corporation,
Senior Gas Revenue Bonds	5.00	12/1/2037	2,190,000		2,510,069
					4,075,664
California - 19.5%
California,
GO (Various Purpose)	5.75	4/1/2031	3,950,000		3,987,406
California,
GO (Various Purpose)	6.00	3/1/2033	1,250,000		1,311,650
California,
GO (Various Purpose)	6.00	11/1/2035	2,500,000		2,584,750
California,
GO (Various Purpose)	6.50	4/1/2033	1,375,000		1,390,799
California,
GO (Various Purpose)	6.50	4/1/2019	750,000	[c]	759,240
Santa Ana Community Redevelopment
Agency,
Tax Allocation Revenue Bonds
(Merged Project Area)	6.75	3/1/2021	3,000,000	[c]	3,323,430
Tender Option Bond Trust Receipts
(Series 2016-XM0371), 5/15/29,
(Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport)) Non-recourse	11.15	11/21/2019	10,000,000	[b,d]	10,459,425
Tender Option Bond Trust Receipts
(Series 2016-XM0387), 5/15/38,
(Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport)) Non-recourse	10.10	5/15/2021	4,000,000	[b,d]	4,349,630

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 155.4% (continued)
California - 19.5% (continued)
Tender Option Bond Trust Receipts
(Series 2016-XM0390), 5/15/36,
(The Regents of the University of
California, General Revenue Bonds)
Non-recourse	10.28	5/15/2021	3,750,000	[b,d]	4,161,353
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco
Asset Securitization Corporation)	5.00	6/1/2037	3,500,000		3,499,965
					35,827,648
Colorado - 6.7%
Colorado High Performance
Transportation Enterprise,
Revenue Bonds (C-470 Express
Lanes)	5.00 1	2/31/2051	1,500,000		1,584,975
E-470 Public Highway Authority,
Senior Revenue Bonds	5.25	9/1/2025	1,000,000		1,046,610
E-470 Public Highway Authority,
Senior Revenue Bonds	5.38	9/1/2026	1,000,000		1,047,630
Tender Option Bond Trust Receipts
(Series 2016-XM0385), 3/1/38,
(Board of Governors of the Colorado
State University, System Enterprise
Revenue Bonds) Non-recourse	10.19	3/1/2020	2,550,000	[b,d]	2,788,798
Tender Option Bond Trust Receipts
(Series 2016-XM0433), 11/15/43,
(Colorado Springs, Utilities System
Improvement Revenue Bonds)
Recourse	12.01	9/25/2022	3,997,093	[b,d]	4,413,563
University of Colorado Regents,
University Enterprise Revenue Bonds	5.38	6/1/2019	1,500,000	[c]	1,522,395
					12,403,971
Connecticut - 1.5%
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Trinity Health Credit
Group)	5.00	12/1/2045	2,500,000		2,742,850
District of Columbia - 4.1%
Tender Option Bond Trust Receipts
(Series 2016-XM0437), 12/1/35,
(District of Columbia, Income Tax
Secured Revenue Bonds) Recourse	12.01	12/20/2021	6,997,490	[b,d]	7,630,850
Florida - 7.5%
Atlantic Beach City,
Revenue Bonds (Fleet Landing
Project) Ser. A	5.00	11/15/2053	1,500,000		1,564,005

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 155.4% (continued)
Florida - 7.5% (continued)
Davie,
Educational Facilities Revenue Bonds
(Nova Southeastern University
Project)	5.63	4/1/2043	1,000,000		1,100,900
Greater Orlando Aviation Authority,
Airport Facilities Revenue Bonds	6.25	10/1/2020	3,980,000		4,109,350
Halifax Hospital Medical Center,
HR	4.00	6/1/2041	1,000,000		1,000,530
Mid-Bay Bridge Authority,
Springing Lien Revenue Bonds	7.25	10/1/2021	2,500,000	[c]	2,850,850
Saint Johns County Industrial
Development Authority,
Revenue Bonds (Presbyterian
Retirement Communities Project)	5.88	8/1/2020	2,000,000	[c]	2,122,000
South Lake County Hospital District,
Revenue Bonds (South Lake Hospital,
Inc.)	6.25	4/1/2039	1,000,000		1,008,240
					13,755,875
Georgia - 3.7%
Atlanta,
Water and Wastewater Revenue
Bonds	6.00	11/1/2019	3,000,000	[c]	3,104,760
Atlanta Development Authority,
Senior Lien Revenue Bonds (New
Downtown Atlanta Stadium Project)	5.25	7/1/2040	1,500,000		1,696,875
Burke County Development Authority,
Pollution Control Revenue Bonds,
Refunding (Oglethorpe Power Corp-
Vogtle)	4.13	11/1/2045	1,000,000		984,780
Gainesville and Hall County
Development Authority,
Educational Facilities Revenue Bonds
(Riverside Military Academy)	5.00	3/1/2037	1,000,000		1,038,620
					6,825,035
Hawaii - 1.3%
Hawaii Department of Budget and
Finance,
Special Purpose Revenue Bonds
(Hawaiian Electric Company, Inc. and
Subsidiary Projects)	6.50	7/1/2039	2,400,000		2,448,552
Illinois - 16.4%
Chicago,
GO (Project and Refunding Series)	6.00	1/1/2038	2,000,000		2,229,400
Chicago,
Second Lien Wastewater
Transmission Revenue Bonds	5.00	1/1/2039	1,100,000		1,175,636
Chicago,
Second Lien Water Revenue Bonds	5.00	11/1/2028	1,000,000		1,106,170

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 155.4% (continued)
Illinois - 16.4% (continued)
Chicago Board of Education Dedicated
Capital Improvement,
Special Tax Revenue Bonds	5.00	4/1/2046	1,725,000		1,823,912
Chicago O'Hare International Airport,
Revenue Bonds (General Airport
Third Lien)	5.63	1/1/2035	270,000		285,935
Chicago O'Hare International Airport,
Revenue Bonds (General Airport
Third Lien)	5.63	1/1/2021	730,000	[c]	784,757
Illinois Finance Authority,
Revenue Bonds, Refunding (Rosalind
Franklin University of Medicine &
Science)	5.00	8/1/2047	1,350,000		1,441,098
Metropolitan Pier and Exposition
Authority,
Dedicated Tax Revenue Bonds
(Capital Appreciation-McCormick
Place Expansion Project) (Insured;
MBIA Insurance Corporation)	0.00	12/15/2036	2,500,000	[e]	1,095,450
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	12/15/2028	1,500,000		1,553,235
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	6/15/2053	2,500,000		2,581,375
Railsplitter Tobacco Settlement
Authority,
Tobacco Settlement Revenue Bonds	6.00	6/1/2021	2,000,000	[c]	2,191,820
State of Illinois,
GO, Ser. A	5.00	5/1/2038	1,250,000		1,296,138
State of Illinois,
GO, Ser. C	5.00	11/1/2029	1,000,000		1,063,000
Tender Option Bond Trust Receipts
(Series 2016-XM0378), 12/1/32,
(Greater Chicago Metropolitan Water
Reclamation District, GO Capital
Improvement Bonds) Non-recourse	9.83	2/15/2021	2,500,000	[b,d]	2,664,338
Tender Option Bond Trust Receipts
(Series 2017-XM0492), 10/1/40,
(Illinois Finance Authority, Revenue
Bonds (The University of Chicago))
Non-recourse	10.19	10/1/2040	7,000,000	[b,d]	7,798,910
University of Illinois Board of Trustees,
Revenue Bonds (Auxiliary Facilities
System) Ser. A	5.13	4/1/2036	1,000,000		1,044,190
					30,135,364

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 155.4% (continued)
Indiana - .6%
Indiana Finance Authority,
Revenue Bonds (Parkview Health
System Group) Ser. A	5.00	11/1/2043	1,000,000		1,114,100
Iowa - .4%
Iowa Student Loan Liquidity
Corporation,
Student Loan Revenue Bonds	5.75	12/1/2028	645,000		668,723
Kentucky - .6%
Kentucky Economic Development
Finance Authority,
Revenue Bonds, Refunding
(Louisville Arena Project) (Insured;
Assured Guaranty Municipal
Corporation)	5.00	12/1/2045	1,000,000		1,096,300
Louisiana - 4.8%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue Bonds, Refunding (Westlake
Chemical Corporation Project)	3.50	11/1/2032	1,000,000		951,340
Louisiana Public Facilities Authority,
Revenue Bonds (CHRISTUS Health
Obligated Group)	6.13	7/1/2019	1,000,000	[c]	1,020,340
Tender Option Bond Trust Receipts
(Series 2018-XF2584), 7/1/47,
(Louisiana Public Facilities Authority,
Hospital Revenue Bonds (Franciscan
Missionaries of Our Lady Health
System Project)) Recourse	8.59	7/1/2025	6,320,000	[b,d]	6,889,795
					8,861,475
Maine - .7%
Maine Health and Higher Educational
Facilities Authority,
Revenue Bonds (Maine General
Medical Center Issue)	7.50	7/1/2032	1,250,000		1,372,200
Maryland - 3.5%
Maryland Economic Development
Corporation,
PCR (Potomac Electric Project)	6.20	9/1/2022	2,500,000		2,516,975
Maryland Health and Higher
Educational Facilities Authority,
Revenue Bonds (Adventist
HealthCare Issue)	5.50	1/1/2046	1,500,000		1,663,485
Tender Option Bond Trust Receipts
(Series 2016-XM0391), 7/1/43,
(Mayor and City Council of Baltimore,
Project Revenue Bonds (Water
Projects)) Non-recourse	10.16	7/1/2021	2,000,000	[b,d]	2,205,145
					6,385,605

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 155.4% (continued)
Massachusetts - 5.1%
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding	7.25	1/1/2032	600,000		660,540
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Tufts
Medical Center Issue)	7.25	1/1/2021	900,000	[c]	992,304
Massachusetts Educational Financing
Authority,
Education Loan Revenue Bonds
(Issue K)	5.25	7/1/2029	1,660,000		1,762,073
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Suffolk University
Issue)	6.25	7/1/2030	705,000		719,072
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Suffolk University
Issue)	6.25	7/1/2019	1,295,000	[c]	1,324,086
Tender Option Bond Trust Receipts
(Series 2016-XM0386), 5/1/43,
(University of Massachusetts Building
Authority, Project and Refunding
Revenue Bonds) Non-recourse	10.21	5/1/2021	3,695,009	[b,d]	4,034,031
					9,492,106
Michigan - 3.6%
Detroit,
Water Supply System Senior Lien
Revenue Bonds	5.00	7/1/2036	3,000,000		3,143,910
Detroit,
Water Supply System Senior Lien
Revenue Bonds	5.00	7/1/2031	1,500,000		1,580,085
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Water Supply
System Revenue Bonds Senior Lien
Local Project Bonds) (Insured;
National Public Finance Guarantee
Corp.)	5.00	7/1/2036	500,000		542,920
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/2021	1,300,000		1,279,837
					6,546,752
Minnesota - 1.3%
Duluth Economic Development
Authority,
Revenue Bonds, Refunding (Essentia
Health Group)	5.00	2/15/2058	1,000,000		1,074,140

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 155.4% (continued)
Minnesota - 1.3% (continued)
Saint Paul Housing and Redevelopment
Authority,
Hospital Facility Revenue Bonds
(HealthEast Care System Project)	5.00	11/15/2025	1,200,000	[c]	1,409,676
					2,483,816
Mississippi - 2.4%
Mississippi Business Finance
Corporation,
Revenue Bonds (System Energy
Resources, Inc. Project)	5.88	4/1/2022	2,200,000		2,204,400
Warren County,
Gulf Opportunity Zone Revenue
Bonds (International Paper Company
Project)	5.38	12/1/2035	2,000,000		2,154,580
					4,358,980
Missouri - 1.1%
Missouri Health and Educational
Facilities Authority,
Revenue Bonds (Lutheran Senior
Services Projects)	5.00	2/1/2046	2,000,000		2,062,420
Nebraska - .6%
Douglas County Hospital Authority,
Revenue Bonds (Childrens Hospital
Obligation Group)	5.00	11/15/2036	1,000,000		1,130,390
Nevada - 2.1%
Reno,
Sales Tax Revenue Bonds, Refunding
(Reno Transportation Rail Access
Project) (Insured; Assured Guaranty
Municipal Corporation) Ser. 2018 A	4.00	6/1/2058	2,500,000		2,526,475
Reno,
Sales Tax Revenue Bonds, Refunding
(Reno Transportation Rail Access
Project) (Insured; Assured Guaranty
Municipal Corporation) Ser. 2018 B	4.13	6/1/2058	1,250,000		1,265,713
					3,792,188
New Jersey - 6.6%
New Jersey Economic Development
Authority,
Revenue Bonds, Refunding	5.25	6/15/2027	1,000,000		1,112,440
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds	5.25	6/15/2040	1,250,000		1,332,175
New Jersey Economic Development
Authority,
Water Facilities Revenue Bonds (New
Jersey - American Water Company,
Inc. Project)	5.70	10/1/2039	2,000,000		2,045,620

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 155.4% (continued)
New Jersey - 6.6% (continued)
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	5,500,000		5,550,765
New Jersey Transportation Trust Fund
Authority,
Transportation Program Revenue
Bonds, Ser. AA	5.25	6/15/2033	1,000,000		1,085,810
South Jersey Port Subordinated Marine
Terminal,
Revenue Bonds, Ser. B	5.00	1/1/2048	1,000,000		1,064,810
					12,191,620
New Mexico - 1.7%
Farmington,
PCR (Public Service Company of New
Mexico San Juan Project)	5.90	6/1/2040	3,000,000		3,139,620
New York - 8.6%
New York City Educational
Construction Fund,
Revenue Bonds, Ser. A	6.50	4/1/2028	1,500,000		1,646,325
New York City Industrial Development
Agency,
PILOT Revenue Bonds (Yankee
Stadium Project) (Insured; Assured
Guaranty Corp. )	7.00	3/1/2049	1,435,000		1,448,991
New York Convention Center
Development Corp,
Revenue Bonds	0.00	11/15/2049	5,600,000	[e]	1,585,584
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(LaGuardia Airport Terminal B
Redevelopment Project)	5.00	7/1/2046	1,500,000		1,578,615
Port Authority of New York and New
Jersey,
Special Project Revenue Bonds (JFK
International Air Terminal LLC
Project)	6.00	12/1/2036	1,500,000		1,600,530
Tender Option Bond Trust Receipts
(Series 2016-XM0436), 6/15/44,
(New York City Municipal Water
Finance Authority, Water and Sewer
System Second General Resolution
Revenue Bonds) Recourse	12.05	4/9/2020	7,400,000	[b,d]	7,914,966
					15,775,011

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 155.4% (continued)
North Carolina - 2.8%
Tender Option Bond Trust Receipts
(Series 2016-XM0444), 6/1/42,
(North Carolina Medical Care
Commission, Health Care Facilities
Revenue Bonds (Duke University
Health System)) Recourse	14.31	6/1/2042	5,000,000	[b,d]	5,210,180
Ohio - 1.8%
Butler County,
Hospital Facilities Revenue Bonds
(UC Health)	5.50	11/1/2020	1,050,000	[c]	1,116,969
Butler County,
Hospital Facilities Revenue Bonds
(UC Health)	5.50	11/1/2020	450,000	[c]	478,701
Cuyahoga County Hospital,
Revenue Bonds (The Metrohealth
System)	5.00	2/15/2057	1,000,000		1,026,790
Ohio Air Quality Development
Authority,
Air Quality Revenue Bonds (Ohio
Valley Electric Corporation Project)	5.63	10/1/2019	600,000		608,856
					3,231,316
Pennsylvania - 6.0%
Clairton Municipal Authority,
Sewer Revenue Bonds	5.00	12/1/2042	1,000,000		1,054,730
Montgomery County Industrial
Development Authority,
Retirement Community Revenue
Bonds (Adult Communities Total
Services, Inc. Retirement - Life
Communities, Inc. Obligated Group)	5.00	11/15/2036	1,000,000		1,077,370
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue Bonds,
Ser. 2018 B	5.25	12/1/2048	1,000,000		1,132,920
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds	5.00	12/1/2046	1,000,000		1,088,290
Philadelphia,
GO	6.50	8/1/2020	1,750,000	[c]	1,877,628
Tender Option Bond Trust Receipts
(Series 2016-XM0373), 6/1/41,
(Geisinger Authority, Health System
Revenue Bonds (Geisinger Health
System)) Non-recourse	10.66	6/1/2035	2,000,000	[b,d]	2,123,790
Tender Option Bond Trust Receipts
(Series 2018-XM0594), 11/1/50,
(Berks County Industrial
Development Authority, Health
System Revenue Bonds, Refunding
(Tower Health Project)) Recourse	11.70	11/1/2025	2,460,000	[b,d]	2,648,903

11,003,631

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 155.4% (continued)
Rhode Island - 1.1%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/2040	2,000,000		2,078,780
South Carolina - 5.4%
Tender Option Bond Trust Receipts
(Series 2016-XM0384), 12/1/43,
(South Carolina Public Service
Authority, Revenue Bonds
Obligations (Santee Cooper)) Non-
recourse	8.12	6/1/2037	4,800,000	[b,d]	5,030,592
Tobacco Settlement Revenue
Management Authority of South
Carolina,
Tobacco Settlement Asset-Backed
Bonds (Escrowed to Maturity)	6.38	5/15/2030	3,750,000		4,995,900
					10,026,492
Tennessee - 1.2%
Tender Option Bond Trust Receipts
(Series 2016-XM0388), 7/1/40,
(Metropolitan Government of
Nashville and Davidson County,
Water and Sewer Revenue Bonds)
Non-recourse	9.45	7/1/2021	2,000,000	[b,d]	2,191,255
Texas - 11.9%
Clifton Higher Education Finance
Corporation,
Revenue Bonds (Uplift Education)	4.25	12/1/2034	1,000,000		990,840
Harris County-Houston Sports
Authority,
Senior Lien Revenue Bonds (Insured;
Assured Guaranty Municipal Corp.)	0.00	11/15/2052	4,000,000	[e]	827,600
Houston,
Airport System Subordinate Lien
Revenue Bonds	5.00	7/1/2025	1,300,000		1,382,342
La Vernia Higher Education Finance
Corporation,
Education Revenue Bonds
(Knowledge is Power Program, Inc.)	6.25	8/15/2019	2,250,000	[c]	2,310,368
North Texas Education Finance
Corporation,
Education Revenue Bonds (Uplift
Education)	5.13	12/1/2042	2,000,000		2,076,180
Tender Option Bond Trust Receipts
(Series 2016-XM0377), 2/1/43,
(San Antonio, Electric and Gas
Systems Junior Lien Revenue Bonds)
Non-recourse	10.19	2/1/2021	6,300,000	[b,d]	6,799,842

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 155.4% (continued)
Texas - 11.9% (continued)
Tender Option Bond Trust Receipts
(Series 2016-XM0443), 5/15/39,
(Texas A&M University System Board
of Regents, Financing System
Revenue Bonds) Recourse	14.32	5/15/2039	5,002,755	[b,d]	5,210,995
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue Bonds
(Blueridge Transportation Group,
LLC State Highway 288 Toll Lanes
Project)	5.00	12/31/2055	1,000,000		1,050,520
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue Bonds
(Blueridge Transportation Group,
State Highway 288 Toll Lanes
Project)	5.00	12/31/2050	1,200,000		1,264,356
					21,913,043
U.S. Related - 2.1%
Guam,
LOR (Section 30)	5.75	12/1/2019	1,500,000	[c]	1,554,105
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/2035	1,250,000		1,318,750
Puerto Rico Highway & Transportation
Authority,
Highway Revenue Bonds, Refunding
(Insured; Assured Guaranty
Municipal Corporation) Ser. 2007 CC	5.25	7/1/2034	1,000,000		1,079,540
					3,952,395
Utah - .9%
Utah Infrastructure Agency,
Telecommunication Revenue Bonds,
Refunding (Special Limited
Obligations)	5.00	10/15/2040	1,500,000		1,575,510
Virginia - 1.2%
Virginia Small Business Financing
Authority,
Private Activity Revenue Bonds
(Transform 66 P3 Project)	5.00	12/31/2056	2,000,000		2,126,500
Washington - 10.4%
Tender Option Bond Trust Receipts
(Series 2017-XF2423), 1/1/29,
(King County, Server Revenue Bonds)
Recourse	9.12	6/1/2020	3,000,000	[b,d]	3,181,762

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 155.4% (continued)
Washington - 10.4% (continued)
Tender Option Bond Trust Receipts
(Series 2018-XM0680), 7/1/58,
(Washington Convention Center
Public Facilities District, Revenue
Bonds) Recourse	5.36	7/1/2026	13,000,000[b,d]	14,397,565
Washington Health Care Facilities
Authority,
Revenue Bonds (Catholic Health
Initiatives)	6.38	10/1/2036	1,500,000	1,504,935
				19,084,262
Wisconsin - .6%
Public Finance Authority,
Revenue Bonds (Denver
International Airport Great Hall
Project)	5.00	9/30/2037	1,000,000	1,094,720
Total Investments (cost $273,128,554)			155.4%	286,148,699
Liabilities, Less Cash and Receivables			(39.0%)	(71,761,143)
Preferred Stock, at redemption value			(16.4%)	(30,225,000)
Net Assets Applicable to Common Shareholders			100.0%	184,162,556

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities were valued at $113,671,283 or 61.72% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Collateral for floating rate borrowings.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
December 31, 2018 (Unaudited)

The following is a summary of the inputs used as of December 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	286,148,699	-	286,148,699
Liabilities ($)
Floating Rate Notes††	-	(74,682,347)	-	(74,682,347)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At December 31, 2018, accumulated net unrealized appreciation on investments was $13,020,145, consisting of $13,495,424 gross unrealized appreciation and $475,279 gross unrealized depreciation.

At December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Income, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 20, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 19, 2019

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)